Organization and Basis of Presentation - Summary of Financial Statement Balances and Amounts of VIE and VIE's Subsidiaries (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Current assets:
Cash and cash equivalents	¥ 137,840		¥ 321,662	¥ 61,519	$ 21,125
Restricted cash	2,333				358
Accounts receivable, net	163,146		41,103		25,003
Unbilled revenue, net			4,807
Cost and estimated earnings in excess of billings	717		14,212		110
Inventories, net	47,094		18,490		7,217
Prepayments and other current assets	21,421		20,565		3,283
Amount due from a related party	2,639				404
Total current assets	424,461		428,513		65,051
Non-current assets:
Property and equipment, net	20,869		16,272		3,198
Intangible assets, net	1,062		1,209		163
Long-term investment	2,919		2,983		447
Deferred tax assets	0		184		0
Other non-current assets	20,304		252		3,112
Total non-current assets	60,088		20,900		9,209
Total assets	484,549		449,413		74,260
Current liabilities:
Short-term bank loan	15,000		5,000		2,299
Accounts payable	53,147		27,285		8,145
Contract liabilities	7,492		9,918		1,148
Accrued expenses and current liabilities	81,578		53,310		12,502
Income tax payable			5
Total current liabilities	158,047		95,598		24,221
Non-current liabilities:
Unrecognized tax benefit	5,480		5,494		840
Total non-current liabilities	48,802		38,460		7,479
Total liabilities	206,849		134,058		31,700
Net revenues	180,093	$ 27,600	121,814	66,487
Net loss	(92,041)	(14,107)	(47,994)	(80,463)
Net cash used in operating activities	(151,696)	(23,249)	(55,518)	(42,985)
Net cash provided by/(used in) investing activities	(66,209)	(10,146)	(10,988)	25,326
Net cash provided by financing activities	42,680	6,541	325,302	16,000
Net increase/(decrease) in cash, cash equivalents and restricted cash	(181,489)	(27,814)	260,143	64
Variable Interest Entity And Major Subsidaries [Member]
Current assets:
Cash and cash equivalents	7,368		12,599		1,129
Restricted cash	6				1
Accounts receivable, net	37,581		4,499		5,760
Unbilled revenue, net			4,807
Cost and estimated earnings in excess of billings	717		14,212		110
Inventories, net	837		1,799		128
Amounts due from the Company's subsidiaries	11,319		11,263		1,735
Prepayments and other current assets	5,550		8,686		851
Amount due from a related party	2,639				404
Total current assets	66,017		57,865		10,118
Non-current assets:
Property and equipment, net	2,652		5,837		406
Intangible assets, net	120		272		18
Long-term investment			64
Deferred tax assets			184
Other non-current assets	155		214		24
Total non-current assets	2,927		6,571		448
Total assets	68,944		64,436		10,566
Current liabilities:
Short-term bank loan	5,000		5,000		766
Accounts payable	6,252		8,727		958
Contract liabilities	1,614		1,982		247
Accrued expenses and current liabilities	15,395		14,482		2,359
Income tax payable			5
Amounts due to the Company and its subsidiaries	58,801		78,100		9,012
Total current liabilities	87,062		108,296		13,342
Non-current liabilities:
Unrecognized tax benefit	588		602		90
Total non-current liabilities	588		602		90
Total liabilities	87,650		108,898		$ 13,432
Net revenues	35,280	5,407	30,482	63,437
Net loss	(507)	(78)	(25,934)	(10,645)
Net cash used in operating activities	(5,118)	(785)	(6,822)	(17,901)
Net cash provided by/(used in) investing activities	(107)	(16)	(719)	17,404
Net cash provided by financing activities				9,000
Net increase/(decrease) in cash, cash equivalents and restricted cash	¥ (5,225)	$ (801)	¥ (7,541)	¥ 8,503